Document and Entity Information	May 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 09, 2023
Entity Registrant Name	Casa Systems, Inc.
Entity Central Index Key	0001333835
Entity Emerging Growth Company	false
Entity File Number	001-38324
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	75-3108867
Entity Address, Address Line One	100 Old River Road
Entity Address, City or Town	Andover
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01810
City Area Code	(978)
Local Phone Number	688-6706
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	CASA
Security Exchange Name	NASDAQ